EATON VANCE INCOME FUND OF BOSTON

                            SUPPLEMENT TO PROSPECTUS
                             DATED FEBRUARY 1, 1997

                        EATON VANCE STRATEGIC INCOME FUND

                            SUPPLEMENT TO PROSPECTUS
                             DATED NOVEMBER 1, 1997

                           EV CLASSIC HIGH INCOME FUND
                          EV MARATHON HIGH INCOME FUND

                           SUPPLEMENT TO PROSPECTUSES
                              DATED AUGUST 1, 1997





     Michael Weilheimer now acts as the sole portfolio manager of Eaton Vance Income Fund of Boston and High Income Portfolio. Hooker Talcott, Jr., formerly co-portfolio manager, has retired.



December 8, 1997



                                                                            MWPS